Average Annual Total Returns - PSF Small-Cap Stock Index Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.99%	12.13%	11.62%	11.29%	12.37%	11.92%